                       [Sutherland Asbill & Brennan LLP]


STEPHEN E. ROTH
DIRECT LINE: 202.383.0158
Internet: sroth@sablaw.com


                                   May 6, 2002

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:     ML Life Insurance Company of New York and
        ML of New York Variable Annuity Separate Account B
        (File No. 33-45380)

Commissioners:

On behalf of ML Life Insurance Company of New York (the "Company") and ML of New York Variable Annuity Separate Account B (the "Account"), I hereby certify that the form of prospectus and statement of additional information dated May 1, 2002 that would have been filed pursuant to paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement. The text of the most recent amendment has been filed electronically.

If you have any questions or comments regarding this letter, please call the undersigned at (202) 383-0158, or Mary Thornton of our firm at (202) 383-0698.

Sincerely,

/s/ Stephen E. Roth
-------------------

Stephen E. Roth


cc:     Edward W. Diffin, Jr., Esq.
        Mary E. Thornton, Esq.